Income Taxes - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Abstract]
Allowance for doubtful accounts	¥ 506,843	¥ 558,579	¥ 502,396
Allowance for Credit Losses	4,322	4,424
Net operating loss carryforwards	406,811	401,423	406,264
Less: valuation allowance	(917,976)	(964,426)	(908,660)	¥ (586,541)
Total deferred tax assets, net